Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Aug. 31, 2018 CAD ($) yr	Aug. 31, 2017 CAD ($) yr	Aug. 31, 2016 CAD ($) yr
Statement [Line Items]
Exercise price	$ 0.12	$ 0.17	$ 0.16
Closing market price on day preceding date of grant	$ 0.12	$ 0.17	$ 0.16
Risk-free interest rate	1.88%	0.75%	0.53%
Expected life (years) | yr	3.1	3.0	3.5
Expected volatility	59.00%	77.00%	71.00%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 0.05	$ 0.08	$ 0.08
Forfeiture rate	15.00%	16.00%	16.00%